Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,791,584)	$ (6,254,685)
Depreciation expense	4,220	805
Amortization of Debt Discounts	2,646,459	1,151,474
Make-whole expense	116,688	362,496
Adjustments to reconcile net loss to net cash used in operating activities:
Accounts Payable	1,347,602	216,426
Accrued Expenses	147,500	15,000
Accrued Interest on Convertible Notes	802,479	656,913
Accrued Payroll and payroll taxes	(280,331)	58,991
Net cash used in operating activities	(3,006,967)	(3,792,580)
CASH FLOWS FROM INVESTING ACTIVITIES
Employee Advances		956
Increase in Shareholder Loan		(49,075)
Shareholder Loan Repayment	1,145	279,000
Net cash provided by investing activities	1,145	230,881
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred Offering Costs	(284,176)	(172,021)
Net Proceeds from Convertible Debt A, B, C, D, E & F	3,157,500	3,824,412
Net cash provided by financing activities	2,873,324	3,652,391
Net change in cash	(132,498)	90,692
Cash – beginning of period	171,480	80,788
Cash – end of period	38,982	171,480
NON-CASH INVESTING AND FINANCING ACTIVITIES
Discount on Notes Payable – redemption premium	1,541,250	1,427,000
Dividends Payable	125,000	125,000
Discount on Notes Payable – placement agent warrants		273,670
Deferred offering costs recorded as accounts payable	142,664	152,189
Make-whole Stock Liability	700,000
Unwind of Make-whole Stock Liability	$ 757,597